                          COLUMBIA YOUNG INVESTOR FUND
                                  (THE "FUND")
          SUPPLEMENT TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2006

1. The following language is added to the Fund's chart following the heading "OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS" in the section "MANAGEMENT:
PORTFOLIO MANAGERS":

COLUMBIA YOUNG INVESTOR FUND

                     OTHER SEC-REGISTERED OPEN-       OTHER POOLED
                      END AND CLOSED-END FUNDS    INVESTMENT VEHICLES      OTHER ACCOUNTS
                     --------------------------   -------------------   --------------------
                      Number of                    Number of            Number of
PORTFOLIO MANAGERS     accounts      Assets         accounts   Assets    accounts    Assets
------------------    ---------   ------------     ---------   ------   ---------   --------
Jonas Patrikson*          2       $675 million         0         $0         2       $ 40 thousand
Dara White*               2       $675 million         0         $0         2       $300 thousand

*    Information provided is as of December 31, 2005.

2. The following language is added to the Fund's chart following the heading "OWNERSHIP OF SECURITIES" in the section "MANAGEMENT: PORTFOLIO MANAGERS":

COLUMBIA YOUNG INVESTOR FUND

                     DOLLAR RANGE OF EQUITY SECURITIES IN THE
PORTFOLIO MANAGERS            FUND BENEFICIALLY OWNED
------------------   ----------------------------------------
Jonas Patrikson *                      None
Dara White *                           None

*    Information provided is as of December 31, 2005.

3. The following language is added to the Fund's chart following the heading "COMPENSATION" in the section "MANAGEMENT: PORTFOLIO MANAGERS":

COLUMBIA YOUNG INVESTOR FUND

PORTFOLIO MANAGERS   PERFORMANCE BENCHMARK              PEER GROUP
------------------   ---------------------   --------------------------------
Jonas Patrikson         Russell 3000 TR      Morningstar Large Blend Category
Dara White              Russell 3000 TR      Morningstar Large Blend Category

INT-50/106579-0206                                             February 17, 2006